Subsequent Events (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Feb. 29, 2020	Jan. 31, 2020	Oct. 31, 2017	Dec. 31, 2017
Subsequent events
Number of ordinary shares issued			56,849,050	56,849,000
Gross proceeds from issuance of shares			$ 301,300	$ 301,300
ADS
Subsequent events
Number of ordinary shares issued			11,369,810
Subsequent Events
Subsequent events
Number of ordinary shares issued	1,668,315	22,000,000
Gross proceeds from issuance of shares	$ 8,300	$ 110,000
Subsequent Events | ADS
Subsequent events
Number of ordinary shares issued	333,663	4,400,000